Dividend (Tables)	12 Months Ended
Feb. 28, 2025
Dividend [Abstract]
Schedule of Dividend Paid

Dividend paid by the Company to owner of the Company

	Year ended February 28/29
Figures in Rand thousands	2025		2024
	Per share (ZAR)	Amount	Per share (ZAR)	Amount
Interim dividend	19.79	612,422	16.14	499,518